Stockholders' deficiency (Detail Textuals 3) (USD $)	12 Months Ended			45 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Stockholders Equity Note [Line Items]
Consulting fees	$ 44,333
Deferred Cost	90,771
Stock Issued During Period In Exchange For Reduction In Royalties, Shares	1,150,000
Charles Vista, LLC
Stockholders Equity Note [Line Items]
Cash fee to placement agent	1,050,000
Cash fee to placement agent gross proceeds percentage	10.00%
Non-accountable expense allowance	315,000
Non-accountable expense allowance gross proceeds percentage	3.00%
Period of consulting services	1 year
Unit issue and closings costs	500,000
Net proceeds from issuance of common stock and warrants	$ 8,575,000
Term of warrants	5 years
Number of common stock called by warrants	5,250,000			5,250,000
Percentage of shares of common stock called by warrants	20.00%
Exercise price of warrant	0.08			0.08
Specified percentage of amount of funds solicited by placement agent equals to solicitation fee	5.00%